Cost of services (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)
Cost of services
Wages and salaries		$ 318,660	$ 281,460	$ 229,358
Maintenance		183,628	145,931	142,069
Security and insurance		146,018	142,147	128,299
Utilities (electric, cleaning and water)		192,065	166,280	144,727
Building lease			8,609	2,015
Allowance for doubtful accounts		5,767	4,711	646
Cost of hotel service		93,098	70,319	44,282
Equipment lease, fees and others		119,720	104,181	90,711
Cost of services	$ 62,590	$ 1,058,956	$ 923,638	$ 782,107